Taxation - Deferred Tax Assets and Liabilities, Others (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Net deferred tax assets	€ 152,507	€ 149,921	€ 123,024
Deferred tax assets	152,507	149,921
Net deferred tax liability (asset)	481,477	406,892	340,803	€ 291,859
Unrecognized deferred tax on investments in subsidiaries	€ 52,119	51,537
Spain.
Deferred tax assets and liabilities
Tax deduction maturity term	18 years
Estimated period for application of entire amount of tax deduction	5 years
Tax credit carryforward, exclusively for Spanish companies registered in the Basque Country (in years)	15 years
United States
Deferred tax assets and liabilities
Tax credit carryforward (in years)	20 years
Net deferred tax liability (asset)	€ 562,825	445,684	337,700
Less than 12 months
Deferred tax assets and liabilities
Net deferred tax assets	57,183	89,750
Tax loss carryforwards that will be recovered in less than 5 years
Deferred tax assets and liabilities
Deferred tax assets	€ 48,453	48,000
Period available to offset the pending tax loss carryforwards	5 years
Tax loss carryforwards
Deferred tax assets and liabilities
Deferred tax assets	€ 53,910		60,700
Net deferred tax liability (asset)	(51,750)	(65,087)	€ (61,476)
Unrecognized deferred tax assets	123,407	93,585
Tax loss carryforwards | United States
Deferred tax assets and liabilities
Net deferred tax liability (asset)	€ (15,236)	€ (21,277)